Income Taxes-Unrecognized tax benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits beginning balance	$ 37,836	$ 63,626
Increases related to current year tax positions	3,863	2,839
Increases related to tax positions from prior years	4,858	1,650
Decreases related to tax positions from prior years	0	0
Settlement with tax authorities	0	(23,380)
Lapses of statutes of limitation	(4,715)	(7,026)
Other, including foreign currency translation	(271)	127
Unrecognized tax benefits ending balance	$ 41,571	$ 37,836